SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (POLICIES)	12 Months Ended
Jun. 30, 2011
Notes to Financial Statements [Abstract]
Nature of Operations
Nature of Operations
The Procter & Gamble Company's (the "Company," "we" or "us") business is focused on providing branded consumer packaged goods of superior quality and value. Our products are sold in more than 180 countries primarily through retail operations including mass merchandisers, grocery stores, membership club stores, drug stores, department stores, salons and high-frequency stores. We have on-the-ground operations in approximately 80 countries.

Basis of Presentation	Basis of Presentation The Consolidated Financial Statements include the Company and its controlled subsidiaries. Intercompany transactions are eliminated.
Use of Estimates
Use of Estimates
Preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the amounts reported in the Consolidated Financial Statements and accompanying disclosures. These estimates are based on management's best knowledge of current events and actions the Company may undertake in the future. Estimates are used in accounting for, among other items, consumer and trade promotion accruals, pensions, post-employment benefits, stock options, valuation of acquired intangible assets, useful lives for depreciation and amortization of long-lived assets, future cash flows associated with impairment testing for goodwill, indefinite-lived intangible assets and other long-lived assets, deferred tax assets, uncertain income tax positions and contingencies. Actual results may ultimately differ from estimates, although management does not generally believe such differences would materially affect the financial statements in any individual year. However, in regard to ongoing impairment testing of goodwill and indefinite-lived intangible assets, significant deterioration in future cash flow projections or other assumptions used in valuation models, versus those anticipated at the time of the valuations, could result in impairment charges that may materially affect the financial statements in a given year.

Revenue Recognition
Revenue Recognition
Sales are recognized when revenue is realized or realizable and has been earned. Revenue transactions represent sales of inventory. The revenue recorded is presented net of sales and other taxes we collect on behalf of governmental authorities. The revenue includes shipping and handling costs, which generally are included in the list price to the customer. Our policy is to recognize revenue when title to the product, ownership and risk of loss transfer to the customer, which can be on the date of shipment or the date of receipt by the customer. A provision for payment discounts and product return allowances is recorded as a reduction of sales in the same period that the revenue is recognized.
Trade promotions, consisting primarily of customer pricing allowances, merchandising funds and consumer coupons, are offered through various programs to customers and consumers. Sales are recorded net of trade promotion spending, which is recognized as incurred, generally at the time of the sale. Most of these arrangements have terms of approximately one year. Accruals for expected payouts under these programs are included as accrued marketing and promotion in the accrued and other liabilities line item in the Consolidated Balance Sheets.

Cost of Products Sold
Cost of Products Sold
Cost of products sold is primarily comprised of direct materials and supplies consumed in the manufacture of product, as well as manufacturing labor, depreciation expense and direct overhead expense necessary to acquire and convert the purchased materials and supplies into finished product. Cost of products sold also includes the cost to distribute products to customers, inbound freight costs, internal transfer costs, warehousing costs and other shipping and handling activity.

Selling, General and Administrative Expense
Selling, General and Administrative Expense
Selling, general and administrative expense (SG&A) is primarily comprised of marketing expenses, selling expenses, research and development costs, administrative and other indirect overhead costs, depreciation and amortization expense on non-manufacturing assets and other miscellaneous operating items. Research and development costs are charged to expense as incurred and were $2,001 in 2011, $1,950 in 2010 and $1,864 in 2009. Advertising costs, charged to expense as incurred, include worldwide television, print, radio, internet and in-store advertising expenses and were $9,315 in 2011, $8,576 in 2010 and $7,519 in 2009. Non-advertising related components of the Company's total marketing spending include costs associated with consumer promotions, product sampling and sales aids, all of which are included in SG&A, as well as coupons and customer trade funds, which are recorded as reductions to net sales.

Other Non-Operating Income, Net
Other Non-Operating Income/(Expense), Net
Other non-operating income/(expense), net, primarily includes net divestiture gains, interest and investment income and the provision for income attributable to noncontrolling interests.

Currency Translation
Currency Translation
Financial statements of operating subsidiaries outside the United States of America (U.S.) generally are measured using the local currency as the functional currency. Adjustments to translate those statements into U.S. dollars are recorded in other comprehensive income (OCI). Currency translation adjustments in accumulated OCI were a gain of $5,632 at June 30, 2011 and a loss of $861 at June 30, 2010. For subsidiaries operating in highly inflationary economies, the U.S. dollar is the functional currency. Remeasurement adjustments for financial statements in highly inflationary economies and other transactional exchange gains and losses are reflected in earnings.

Cash Flow Presentation
Cash Flow Presentation
The Consolidated Statements of Cash Flows are prepared using the indirect method, which reconciles net earnings to cash flow from operating activities. The reconciliation adjustments include the removal of timing differences between the occurrence of operating receipts and payments and their recognition in net earnings. The adjustments also remove cash flows arising from investing and financing activities, which are presented separately from operating activities. Cash flows from foreign currency transactions and operations are translated at an average exchange rate for the period. Cash flows from hedging activities are included in the same category as the items being hedged. Cash flows from derivative instruments designated as net investment hedges are classified as financing activities. Realized gains and losses from non-qualifying derivative instruments used to hedge currency exposures resulting from intercompany financing transactions are also classified as financing activities. Cash flows from other derivative instruments used to manage interest, commodity or other currency exposures are classified as operating activities. Cash payments related to income taxes are classified as operating activities.

Cash Equivalents	Cash Equivalents Highly liquid investments with remaining stated maturities of three months or less when purchased are considered cash equivalents and recorded at cost.
Investments
Investments
Investment securities consist of readily marketable debt and equity securities. Unrealized gains or losses are charged to earnings for investments classified as trading. Unrealized gains or losses on securities classified as available-for-sale are generally recorded in shareholders' equity. If an available-for-sale security is other than temporarily impaired, the loss is charged to either earnings or shareholders' equity depending on our intent and ability to retain the security until we recover the full cost basis and the extent of the loss attributable to the creditworthiness of the issuer. Investments in certain companies over which we exert significant influence, but do not control the financial and operating decisions, are accounted for as equity method investments. Other investments that are not controlled, and over which we do not have the ability to exercise significant influence, are accounted for under the cost method.

Inventory Valuation
Inventory Valuation
Inventories are valued at the lower of cost or market value. Product-related inventories are primarily maintained on the first-in, first-out method. Minor amounts of product inventories, including certain cosmetics and commodities, are maintained on the last-in, first-out method. The cost of spare part inventories is maintained using the average cost method.

Property, Plant and Equipment
Property, Plant and Equipment
Property, plant and equipment is recorded at cost reduced by accumulated depreciation. Depreciation expense is recognized over the assets' estimated useful lives using the straight-line method. Machinery and equipment includes office furniture and fixtures (15-year life), computer equipment and capitalized software (3- to 5-year lives) and manufacturing equipment (3- to 20-year lives). Buildings are depreciated over an estimated useful life of 40 years. Estimated useful lives are periodically reviewed and, when appropriate, changes are made prospectively. When certain events or changes in operating conditions occur, asset lives may be adjusted and an impairment assessment may be performed on the recoverability of the carrying amounts.

Goodwill and Other Intangible Assets
Goodwill and Other Intangible Assets
Goodwill and indefinite-lived brands are not amortized, but are evaluated for impairment annually or when indicators of a potential impairment are present. Our impairment testing of goodwill is performed separately from our impairment testing of indefinite-lived intangibles. The annual evaluation for impairment of goodwill and indefinite-lived intangibles is based on valuation models that incorporate assumptions and internal projections of expected future cash flows and operating plans. We believe such assumptions are also comparable to those that would be used by other marketplace participants.
We have acquired brands that have been determined to have indefinite lives due to the nature of our business. We evaluate a number of factors to determine whether an indefinite life is appropriate, including the competitive environment, market share, brand history, product life cycles, operating plans and the macroeconomic environment of the countries in which the brands are sold. When certain events or changes in operating conditions occur, an impairment assessment is performed and indefinite-lived brands may be adjusted to a determinable life.
The cost of intangible assets with determinable useful lives is amortized to reflect the pattern of economic benefits consumed, either on a straight-line or accelerated basis over the estimated periods benefited. Patents, technology and other intangibles with contractual terms are generally amortized over their respective legal or contractual lives. Customer relationships, brands and other non-contractual intangible assets with determinable lives are amortized over periods generally ranging from 5 to 30 years. When certain events or changes in operating conditions occur, an impairment assessment is performed and lives of intangible assets with determinable lives may be adjusted.

Fair Values of Financial Instruments
Fair Values of Financial Instruments
Certain financial instruments are required to be recorded at fair value. Changes in assumptions or estimation methods could affect the fair value estimates; however, we do not believe any such changes would have a material impact on our financial condition, results of operations or cash flows. Other financial instruments, including cash equivalents, other investments and short-term debt, are recorded at cost, which approximates fair value. The fair values of long-term debt and financial instruments are disclosed in Note 4 and Note 5, respectively.

New Accounting Pronouncements and Policies
New Accounting Pronouncements and Policies
Other than as described below, no new accounting pronouncement issued or effective during the fiscal year has had or is expected to have a material impact on the Consolidated Financial Statements.
DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS
AND HEDGING ACTIVITIES
On January 1, 2009, we adopted new accounting guidance on disclosures about derivative instruments and hedging activities. The new guidance impacted disclosures only and requires additional qualitative and quantitative information on the use of derivatives and their impact on an entity's financial position, results of operations and cash flows. Refer to Note 5 for additional information regarding our risk management activities, including derivative instruments and hedging activities.
BUSINESS COMBINATIONS
On July 1, 2009, we adopted new accounting guidance on business combinations. The new guidance revised the method of accounting for a number of aspects of business combinations including acquisition costs, contingencies (including contingent assets, contingent liabilities and contingent purchase price) and post-acquisition exit activities of acquired businesses. The adoption of the new guidance did not have a material effect on our financial position, results of operations or cash flows.
NONCONTROLLING INTERESTS IN
CONSOLIDATED FINANCIAL STATEMENTS
On July 1, 2009, we adopted new accounting guidance on noncontrolling interests in consolidated financial statements. The new accounting guidance requires that a noncontrolling interest in the equity of a subsidiary be accounted for and reported as equity, provides revised guidance on the treatment of net income and losses attributable to the noncontrolling interest and changes in ownership interests in a subsidiary and requires additional disclosures that identify and distinguish between the interests of the controlling and noncontrolling owners. The Company's retrospective adoption of the new guidance on July 1, 2009, did not have a material effect on our financial position, results of operations or cash flows. Net expense for income attributable to the noncontrolling interests totaling $130 in 2011, $110 in 2010 and $86 in 2009 is not presented separately in the Consolidated Statements of Earnings due to immateriality, but is reflected within other non-operating income/(expense), net. After deduction of the net expense for income attributable to noncontrolling interests, net earnings represents net income attributable to the Company's common shareholders.